Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Future Minimum Contractual Lease Income (Net of Commissions)

Amount
2017	$136,405
2018	19,546
2019	6,218
2020	—
2021	—
Thereafter	—
Total minimum lease revenue, net of commissions	$162,169